Income Taxes (Schedule of Reconciliation to Effective Tax Rate) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Notes to Financial Statements
Normal statutory tax rate	41.00%	41.00%	41.00%
Nondeductible expenses and tax-exempt income	4.00%	2.00%	1.00%
Recognition of valuation allowance	25.00%	16.00%	45.00%
Reversal of valuation allowance	(3.00%)	(5.00%)	(8.00%)
Tax credit for increased research and development expense	(2.00%)	(8.00%)	(3.00%)
Unrecognized tax benefits	$ 109,807			¥ 9,114,000	¥ 10,624,000
Taxes on undistributed earnings of overseas subsidiaries	0.00%	3.00%	(8.00%)
Prior period tax accrual adjustment	0.00%	(2.00%)	(5.00%)
Difference in statutory tax rates of foreign subsidiaries	(13.00%)	(3.00%)	(7.00%)
Other, net	(2.00%)	5.00%	3.00%
Effective tax rate	50.00%	48.00%	72.00%
National Corporate tax rate	30.00%
Inhabitant tax rate	6.00%
Deductible Enterprise tax rate	8.00%
Normal statutory tax rate	41.00%